Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Pharmaceuticals Portfolio
May 31, 2025
PHR-NPRT1-0725
1.802187.121
Common Stocks - 97.3%
	Shares	Value ($)
BELGIUM - 6.4%
Health Care - 6.4%
Pharmaceuticals - 6.4%
AgomAb Therapeutics SA warrants 10/10/2033 (b)(c)(d)	10	0
AgomAb Therapeutics SA warrants 11/4/2034 (b)(c)(d)	10	0
Financiere de Tubize SA	114,900	16,438,364
UCB SA	298,200	54,140,731

TOTAL BELGIUM		70,579,095
CANADA - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
Xenon Pharmaceuticals Inc (d)	284,300	8,202,055
DENMARK - 15.2%
Health Care - 15.2%
Biotechnology - 0.5%
Ascendis Pharma A/S ADR (d)	36,100	5,878,524
Pharmaceuticals - 14.7%
Novo Nordisk A/S Class B ADR (e)	2,273,700	162,569,550
TOTAL DENMARK		168,448,074
GERMANY - 1.0%
Health Care - 1.0%
Biotechnology - 1.0%
BioNTech SE ADR (d)(e)	113,653	10,889,094
NETHERLANDS - 0.9%
Health Care - 0.9%
Biotechnology - 0.9%
Merus NV (d)	90,400	5,068,728
uniQure NV (d)(e)	358,100	5,181,707

TOTAL NETHERLANDS		10,250,435
SWITZERLAND - 1.2%
Health Care - 1.2%
Pharmaceuticals - 1.2%
Sandoz Group AG	256,480	13,004,751
UNITED KINGDOM - 11.1%
Health Care - 11.1%
Pharmaceuticals - 11.1%
Astrazeneca PLC ADR	1,525,400	111,094,882
Hikma Pharmaceuticals PLC	415,100	11,968,699

TOTAL UNITED KINGDOM		123,063,581
UNITED STATES - 60.8%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
MedAvail Holdings Inc (b)(c)(d)	66	0
Health Care - 60.8%
Biotechnology - 17.1%
Alnylam Pharmaceuticals Inc (d)	100,600	30,638,736
Arcus Biosciences Inc (d)	853,517	7,621,907
ArriVent Biopharma Inc (d)	107,000	2,273,750
Avidity Biosciences Inc (d)(e)	761,300	23,585,074
Beam Therapeutics Inc (d)	265,700	4,206,031
Crinetics Pharmaceuticals Inc (d)	122,800	3,746,628
Disc Medicine Inc (d)	118,900	5,550,252
Gilead Sciences Inc	492,500	54,214,400
Intellia Therapeutics Inc (d)(e)	520,600	3,576,522
Leap Therapeutics Inc warrants 1/31/2026 (d)	60,600	1
Legend Biotech Corp ADR (d)	765,700	22,167,015
Metsera Inc (f)	278,676	7,446,223
Metsera Inc	13,000	347,360
Moderna Inc (d)	224,600	5,965,376
PTC Therapeutics Inc (d)	196,600	9,539,032
Summit Therapeutics Inc (d)(e)	73,517	1,339,111
Ultragenyx Pharmaceutical Inc (d)	138,900	4,726,767
Viking Therapeutics Inc (d)(e)	65,000	1,742,000
Vir Biotechnology Inc (d)(e)	280,800	1,387,152
		190,073,337
Health Care Equipment & Supplies - 0.3%
Pulmonx Corp (d)(e)	958,751	3,259,753
Pharmaceuticals - 43.4%
Axsome Therapeutics Inc (d)	54,100	5,689,156
Edgewise Therapeutics Inc (d)	83,600	1,193,808
Elanco Animal Health Inc (d)	2,569,800	34,538,112
Eli Lilly & Co	339,861	250,705,264
EyePoint Pharmaceuticals Inc (d)(e)	439,000	3,178,360
GSK PLC ADR	1,332,660	54,679,040
Harmony Biosciences Holdings Inc (d)	93,877	3,238,757
Jazz Pharmaceuticals PLC (d)	77,600	8,386,232
Merck & Co Inc	605,136	46,498,650
Ocular Therapeutix Inc (d)(e)	960,217	7,691,338
Royalty Pharma PLC Class A	1,601,300	52,650,744
Zoetis Inc Class A	74,400	12,546,072
		480,995,533
TOTAL HEALTH CARE		674,328,623

TOTAL UNITED STATES		674,328,623
TOTAL COMMON STOCKS (Cost $832,602,852)		1,078,765,708

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Evozyne Inc 6% 9/13/2028 pay-in-kind (b)(c) (Cost $964,318)	964,319	1,059,594

Convertible Preferred Stocks - 0.8%
	Shares	Value ($)
BELGIUM - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
AgomAb Therapeutics SA Series C (b)(c)(d)	7,729	1,951,583
AgomAb Therapeutics SA Series D (b)(c)	7,649	1,992,265

TOTAL BELGIUM		3,943,848
UNITED STATES - 0.4%
Financials - 0.2%
Financial Services - 0.2%
Paragon Biosciences Emalex Capital Inc Series C (b)(c)(d)	158,879	2,038,418
Paragon Biosciences Emalex Capital Inc Series D-3 (b)(c)	4,581	63,263
Paragon Biosciences Emalex Capital Inc Series D1 (b)(c)(d)	15,977	205,624
Paragon Biosciences Emalex Capital Inc Series D2 (b)(c)(d)	22,477	275,568
		2,582,873
Health Care - 0.1%
Biotechnology - 0.1%
Castle Creek Biosciences Inc Series C (b)(c)(d)	200	45,002
Castle Creek Biosciences Inc Series D1 (b)(c)(d)	6,308	1,276,613
Castle Creek Biosciences Inc Series D2 (b)(c)(d)	85	15,201
		1,336,816
Information Technology - 0.1%
Software - 0.1%
Evozyne Inc Series A (b)(c)(d)	5,900	84,842
Evozyne Inc Series B (b)(c)(d)	56,643	872,869
		957,711
TOTAL UNITED STATES		4,877,400
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,260,983)		8,821,248

Money Market Funds - 16.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.32	2,698,211	2,698,751
Fidelity Securities Lending Cash Central Fund (g)(h)	4.32	183,147,730	183,166,045
TOTAL MONEY MARKET FUNDS (Cost $185,864,796)			185,864,796

TOTAL INVESTMENT IN SECURITIES - 114.9% (Cost $1,027,692,949)	1,274,511,346
NET OTHER ASSETS (LIABILITIES) - (14.9)%	(165,311,339)
NET ASSETS - 100.0%	1,109,200,007

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,880,842 or 0.9% of net assets.

(c)	Level 3 security
(d)	Non-income producing
(e)	Security or a portion of the security is on loan at period end.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $7,446,223 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
AgomAb Therapeutics SA Series C	10/03/23	1,687,596

AgomAb Therapeutics SA Series D	10/22/24	1,979,796

AgomAb Therapeutics SA warrants 10/10/2033	10/03/23	0

AgomAb Therapeutics SA warrants 11/4/2034	10/22/24	0

Castle Creek Biosciences Inc Series C	12/09/19	82,370

Castle Creek Biosciences Inc Series D1	4/19/22	1,356,409

Castle Creek Biosciences Inc Series D2	6/28/21	14,700

Evozyne Inc 6% 9/13/2028 pay-in-kind	9/14/23 - 3/31/25	964,319

Evozyne Inc Series A	4/09/21	132,573

Evozyne Inc Series B	9/14/23	877,400

MedAvail Holdings Inc	7/02/12	500,000

Paragon Biosciences Emalex Capital Inc Series C	2/26/21	1,700,005

Paragon Biosciences Emalex Capital Inc Series D-3	5/06/25	63,355

Paragon Biosciences Emalex Capital Inc Series D1	10/21/22 - 3/13/25	173,031

Paragon Biosciences Emalex Capital Inc Series D2	5/18/22	193,747

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Metsera Inc	7/30/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	29,571,172	97,961,517	124,833,938	186,727	-	-	2,698,751	2,698,211	0.0%
Fidelity Securities Lending Cash Central Fund	72,940,117	344,118,140	233,892,212	48,405	-	-	183,166,045	183,147,730	0.6%
Total	102,511,289	442,079,657	358,726,150	235,132	-	-	185,864,796

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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